Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of Components of Income Tax Provision
The components of the Company’s income tax provision are listed below (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023	Year Ended December 31, 2022
Current state income tax	$6,079	$6,776	$703	$884
Deferred state income tax (benefit) expense	(4,132)	15,791	—	—

Total income tax expense	$1,947	$22,567	$703	$884

Reconciliation of Expected Tax Computed at U.S. Statutory Federal Income Tax Rate to Total Benefit for Income Taxes
A reconciliation of the expected tax computed at the U.S. statutory federal income tax rate to the total benefit for income taxes is shown below (in thousands):

	Successor
	Year Ended December 31, 2024		Period from February 3, 2023 through December 31, 2023 (a)
	Amount	Percent	Amount	Percent
Income (loss) before taxes	$126,040	100.0%	$(116,092)	100.0%
Income tax benefit at federal statutory rate	26,469	21.0%	(24,379)	21.0%
State taxes, net of federal benefit	2,554	2.0%	(1,109)	1.0%
Income excluded from US taxation	(26,469)	(21.0)%	24,379	(21.0)%
Difference and changes in tax rates	2,249	1.8%	(86)	0.1%
Return to provision and other	(612)	(0.5)%	255	(0.2)%
Change in valuation allowance	(2,244)	(1.8)%	23,507	(20.3)%

Tax on income	$1,947	1.5%	$22,567	(19.4)%

Schedule of Significant Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2024	2023
Deferred tax assets:
Property and equipment, net	$22,538	$25,870
Other deferred tax asset	2,326	2,359

Total deferred tax assets	24,864	28,229
Less valuation allowance	(24,173)	(26,417)

Net deferred tax asset	691	1,812
Deferred tax liabilities:
Intangible assets	(6,437)	(9,001)
Ground lease assets	(965)	(1,133)
Debt discount and deferred financing costs	(4,827)	(7,469)
Other deferred tax liabilities	(121)	—

Total deferred tax liabilities	(12,350)	(17,603)

Net deferred tax liability	$(11,659)	$(15,791)

Stock Distributions Declared Characterized for Tax
The Company’s common stock distributions were characterized for federal income tax purposes as
follows (per share for Predecessor periods):

	Successor (a)		Predecessor (b)
	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023	Year Ended December 31, 2022
Ordinary income dividends	$352,856,002	$284,026,090	$—	$1.1550
Return of capital	386,143,998	225,973,910	—	—
Cash liquidation distributions	—	—	32.2500	0.4100

Total	$739,000,000	$510,000,000	$32.2500	$1.5650